Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Payment Arrangement, Option, Activity
A summary of stock option activity for the year ended December 31, 2023 is as follows:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Intrinsic Value (in thousands)
Balance as of December 31, 2022	6,067,313	$1.83	6.84	$10,818
Granted	—	—
Forfeited	(392,749)	4.03
Exercised	(366,938)	1.02
Expired	(398,324)	2.13
Outstanding at December 31, 2023	4,909,302	$1.55	5.58	$3,393
Exercisable at December 31, 2023	4,426,776	$1.34	5.38	$3,243

Schedule of Assumptions used in the Valuation	Assumptions used in the valuation are as follows:

	December 31,	December 31,
	2023	2022
Expected term (in years)	3.07	4.07
Dividend yield (%)	—	—
Expected volatility	64%	50%
Risk-free interest rate	4.0%	4.1%
Expected number of shares	1,775,962	1,775,962
The following table lists the inputs used under the Black-Scholes model for stock-option awards during the year ended December 31, 2021. No options were granted in 2023 or 2022.

Year Ended December 31,
2021
Weighted-average fair value of options at the measurement date (grant date)	$23.36
Dividend yield (%)	—
Expected volatility (%)	61- 72
Risk-free interest rate (%)	0.5 - 1.4
Weighted average share price	$6.79

Share-Based Payment Arrangement, Restricted Stock Unit, Activity
A summary of RSU activity for the year ended December 31, 2023 is as follows:

	Number of RSUs	Weighted Average Grant-Date Value	Intrinsic Value (in thousands)
Outstanding unvested RSUs at December 31, 2022	1,459,280	$4.38	$4,451
Granted during the year	3,365,332	1.87
Forfeited during the year	(731,703)	3.51
Vested during the year (1)	(862,994)	3.31
Outstanding unvested RSUs at December 31, 2023	3,229,915	$2.25	$5,652
(1) The issuance of Class A ordinary shares was deferred, as elected by the grantees, for 121,384 RSUs that vested during the year ended December 31, 2023.

Share-Based Payment Arrangement, Expensed and Capitalized, Amount
Total employee and non-employee stock-based compensation expense was classified in the Consolidated Statements of Operations and Comprehensive Loss as follows:

	Year Ended December 31,
	2023	2022	2021
General and administrative expenses	$3,831	$2,406	$5,274
Research and development	1,446	3,631	1,968
Other operating expenses	1,022	2,331	3,639
Total	$6,299	$8,368	$10,881